FEDERAL INCOME TAXES - Federal income tax on earnings differs from that computed at statutory corporate tax rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate									$ 1,504	$ 630	$ 1,555
Increase (decrease) in taxes resulting primarily from:
Stock compensation									33	8	(28)
Nontaxable interest income									(42)	(39)	(39)
Cash surrender value of life insurance									(158)	(164)	(277)
Other									7	(14)	7
Federal income taxes per financial statements	$ 385	$ 410	$ 203	$ 346	$ 89	$ (56)	$ 53	$ 335	$ 1,344	$ 421	$ 1,218
Effective tax rate									30.40%	22.70%	26.60%